Cover	Sep. 04, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 10, 2025, the Federal Home Loan Bank of Pittsburgh (Bank) filed a Current Report on Form 8-K (Original Report) with the Securities and Exchange Commission (SEC) reporting that Peggy Delinois Hamilton would no longer serve as the Bank’s General Counsel and Corporate Secretary (Event). Ms. Hamilton is identified in the Bank’s Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on March 5, 2025 as a named executive officer (NEO) of the Bank.This Amendment No. 1 on Form 8-K/A amends the Original Report to report an Agreement and General Release, effective as of November 11, 2025 (Agreement), that the Bank has entered into with Ms. Hamilton in connection with the Event.
Document Period End Date	Sep. 04, 2025
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity Central Index Key	0001330399
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	301 Grant Street, Suite 2000
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Incorporation, State or Country Code	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false